Material accounting policies information (Policies)	12 Months Ended
Mar. 31, 2025
Accounting policy [Abstract]
New Standards adopted by the Company
New Standards, interpretations and amendments adopted by the Company effective from April 1, 2024

The Company applied for the first time the below amendments, which are effective for annual periods beginning on or after January 1, 2024. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16, “
Lease Liability in a Sale and Leaseback
”, to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

This amendment had no impact on these consolidated financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, “
Classification of Liabilities as Current or Non-current
”, to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•	what is meant by a right to defer settlement;
•	that a right to defer must exist at the end of the reporting period;
•	that classification is unaffected by the likelihood that an entity will exercise its deferral right; and
•	that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
This amendment did not affect the classification or disclosures in these consolidated financial statements.

Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

The amendments to IAS 7, “
Statement of Cash Flows”
and IFRS 7
“Financial Instruments: Disclosures
”, issued by the IASB in May 2023 clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

This amendment had no impact on these consolidated financial statements.

Standards issued but not yet effective

The new and amended standards that are issued, but not yet effective, up to the date of issuance of these consolidated financial statements are disclosed below.
The Company intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IAS 21: Lack of exchangeability

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

The amendments also require disclosure of information that enables users of an entity’s financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

This amendment is not expected to have a material impact on the consolidated financial statements.

IFRS 18, “
Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “
Presentation and Disclosure in Financial Statements
”, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals.

Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations. The first three categories are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, are effective retrospectively for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted, but will need to be disclosed.

The Company is currently assessing the impact of adopting IFRS 18 and other amendments on these consolidated financial statements.

Amendments to IFRS 9 and IFRS 7 for Classification and Measurement of financial instruments

On May 30, 2024, the IASB issued amendments to IFRS 9, “
Financial Instruments
”, and IFRS 7, “
Financial Instruments: Disclosures
”, relating to the classification and measurement of financial instruments, which:

•
clarify that a financial liability is derecognized on the 'settlement date' - i.e., the date when the related obligation is discharged or cancelled or expires or the liability otherwise qualifies for derecognition. They also introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before the settlement date, if certain conditions are met;

•	clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (“ESG”) linked features and other similar contingent features;
•	clarify the treatment of non-recourse assets and contractually linked instruments; and
•
require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income (“FVTOCI”).

The amendments are effective for annual periods starting on or after January 1, 2026. Early adoption is permitted, with an option to early adopt the amendments for contingent features only. The Company is currently assessing the impact of adopting IFRS 9 and IFRS 7 on these consolidated financial statements.

Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity

In December 2024, the IASB issued amendments to IFRS 9 “
Financial Instruments”
and IFRS 7 “
Financial Instruments: Disclosures”
, to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements.

Nature-dependent electricity contracts help companies to secure their electricity supply from sources such as wind and solar power. The amount of electricity generated under these contracts can vary based on uncontrollable factors such as weather conditions.

The amendments include:

•	clarifying the application of the ‘own-use’ requirements for in-scope contracts;
•	permitting hedge accounting if these contracts are used as hedging instruments; and
•	adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Early adoption is permitted, but will need to be disclosed. The IFRS 7 disclosure amendments must be applied when the IFRS 9 amendments are applied. The Company is currently assessing the impact of adopting IFRS 9 and IFRS 7 on these consolidated financial statements.

Basis of consolidation
a. Basis of consolidation

Subsidiaries

The consolidated financial statements comprise the consolidated financial statements of the parent company and its subsidiaries as at March 31, 2025. Subsidiaries are all entities that are controlled by the Company. Control exists when the Company
(i) has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee), (ii)
is exposed to, or has rights to variable returns from its involvement with the entity and (iii) has the ability to affect those returns through power over the entity.

The Company re-assesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the elements of control. The consolidated financial statements of subsidiaries are included in these consolidated financial statements from the date when the Company obtains control and continues until the date that control ceases.

Joint arrangements (equity accounted investees)

Joint arrangements are those arrangements over which the parties have joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions. The considerations made in determining whether significant influence or joint control are similar to those necessary to determine control over the subsidiaries. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Investments in joint ventures are accounted for using the equity method and are initially recognized at cost. The carrying value of the Company’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Company does not consolidate entities where the non-controlling interest (“NCI”) holders have certain significant participating rights that provide for effective involvement in significant decisions in the ordinary course of business of such entities.

Subsequent to initial recognition, the investment includes the Company’s share of the profit or loss and Other Comprehensive Income (“OCI”) of equity accounted investees, until the date on which joint control ceases.

Associates (equity accounted investees)

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. Interests in Associates are accounted using the equity method. They are initially recognized at cost.

Profits and losses arising on transactions between the Company and its associates are recognized only to the extent of unrelated investors' interests in the associate. The investor's share in the associate's profits and losses resulting from these transactions is eliminated against the carrying value of the associate.

In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss on such an investment is not allocated to any asset, including goodwill, that forms part of the carrying value of the equity accounted investee.

Changes in ownership interests:

Acquisition of some or all of the NCIs in an entity and changes in the interests in subsidiaries that do not result in a loss of control are accounted for as a transaction with equity holders in their capacity as equity holders. Consequently, the difference arising between the fair value of the purchase consideration received and the carrying value of the NCI is recorded as an adjustment to Other reserves that is attributable to the parent company. The associated cash flows are classified as financing activities. No goodwill is recognized as a result of such transactions.

Profit, loss, and equity attributed to NCIs in subsidiaries are shown separately in the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

Consolidation procedure

Assets, liabilities, income and expenses of a subsidiary during the year are included in the consolidated financial statements. Profit or loss and each component of OCI are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

For the purpose of preparing these consolidated financial statements, the accounting policies of subsidiaries, joint ventures and associates have been changed where necessary to align them with the policies adopted by the Company. Furthermore, the consolidated financial statements of subsidiaries, joint ventures and associates are prepared for the same reporting period as of the Company.

If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss
.

Foreign currency
b. Foreign currency

Functional and presentation currency

These consolidated financial statements are presented in Indian rupees, which is the functional currency of the parent company. All financial information presented, except information related to share and per share data, in Indian rupees has been rounded to the nearest million.

In respect of certain non-Indian subsidiaries that operate as marketing arms of the parent company in their respective countries/regions, the functional currency has been determined to be the functional currency of the parent company (i.e., the Indian rupee). The operations of these entities are largely restricted to importing of finished goods from the parent company in India, sales of these products in the foreign country and making of import payments to the parent company. The cash flows realized from sales of goods are available for making import payments to the parent company and cash is paid to the parent company on a regular basis. The costs incurred by these entities are primarily the cost of goods imported from the parent company. The financing of these subsidiaries is done directly or indirectly by the parent company.

In respect of subsidiaries whose operations are self-contained and integrated within their respective countries/regions, the functional currency has been generally determined to be the local currency of those countries/regions, unless use of a different currency is considered appropriate.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of entities within the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in the consolidated income statement in the period in which they arise.

However, foreign currency differences arising from the translation of the following items are recognized in OCI:

•	certain equity instruments where the Company had made an irrevocable election to present subsequent changes in the fair value in OCI; and
•	qualifying cash flow hedges, to the extent that the hedges are effective.

When several exchange rates are available, the rate used is that at which the future cash flows represented by the transaction or balance could have been settled if those cash flows had occurred at the measurement date.
Foreign operations

In case of foreign operations whose functional currency is different from the parent company’s functional currency, the assets and liabilities of such foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to the reporting currency at exchange rates at the reporting date. The income and expenses of such foreign operations are translated to the reporting currency at the monthly average exchange rates prevailing during the year. Resulting foreign currency differences are recognized in OCI and presented within equity as part of FCTR. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the relevant amount in the FCTR is reclassified to the consolidated income statement.

Financial instruments
c. Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (e.g., regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Trade receivables generally do not contain any significant financing component requiring separation and are therefore recognized initially at the transaction price determined as per IFRS 15,
“Revenue from Contracts with Customers”.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Debt instruments at amortized cost;
•	Debt instruments at Fair Value Through OCI (“FVTOCI”);
•	Debt instruments, derivatives and equity instruments at Fair Value Through Profit or Loss (“FVTPL”); and
•	Equity instruments measured at FVTOCI.

Debt instruments at amortized cost

A “debt instrument” is measured at the amortized cost if both the following conditions are met:

a)	the asset is held within a business model whose objective is to hold assets for collecting contractual cash flows; and
b)	contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method and are subject to impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on de-recognition is recognized directly in the consolidated income statement and presented in “other income, net”. The losses arising from impairment are recognized in the consolidated income statement. This category generally applies to trade and other receivables.

Debt instrument at FVTOCI

A “debt instrument” is classified as at the FVTOCI if both of the following criteria are met:

a)	the objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets; and
b)	the asset’s contractual cash flows represent SPPI.

Debt instruments included within the FVTOCI category are measured initially at fair value plus transaction cost and subsequently at each reporting date at the fair value. Fair value movements are recognized in the OCI. However, the Company recognizes interest income (calculated using the effective interest rate method), impairment losses and reversals and foreign exchange gain or loss in the consolidated income statement. On de-recognition of the asset, cumulative gain or loss previously recognized in OCI is reclassified to the consolidated income statement.

Equity investments

All equity investments within the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies, are classified as at FVTPL. For all other equity instruments, the Company may make an irrevocable election to present subsequent changes in the fair value in OCI. The Company makes such election upon initial recognition on an instrument-by-instrument basis. The classification is made upon initial recognition and is irrevocable.

If the Company decides to classify an equity instrument as at FVTOCI, then all fair value changes on the instrument, excluding dividends, are recognized in the OCI. There is no recycling of the amounts from OCI to the consolidated income statement, even on sale of investment.

However, on sale the Company may transfer the cumulative gain or loss within equity.

Equity instruments included within the FVTPL category are measured at fair value with all changes recognized in the consolidated income statement.

De-recognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•
both (1) the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and (2) either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of trade receivables and other financial assets

In accordance with IFRS 9, the Company applies the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on trade receivables and other financial assets, if any, representing a contractual right to receive cash or another financial asset.

For this purpose, the Company follows a “simplified approach” for recognition and measurement of impairment loss allowance on the contract asset and trade receivable balances. The application of this simplified approach does not require the Company to track changes in credit risk. Rather, it recognizes impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition.

As a practical expedient, the Company uses a provision matrix to determine impairment loss allowance on portfolio of its trade receivables. The provision matrix is based on its historically observed default rates over the expected life of the trade receivables and is adjusted for forward-looking estimates. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVTPL. Financial liabilities at FVTPL primarily comprise derivative financial instruments entered into by the Company and not designated as hedging instruments in a hedge relationship as defined by IFRS 9.

Gains or losses on such financial liabilities are recognized in the consolidated income statement.

The Company has not designated any financial liability as FVTPL.

Loans and borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost using the effective interest rate method and, thereby, any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the consolidated income statement over the period of the borrowings.

The effective interest rate amortization is included under the head finance expense in the consolidated income statement.

De-recognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Gain or loss arising on de-recognition, measured as difference between, the carrying amount of financial liability and the settlement amount, is recognized under the head finance expense in the consolidated income statement.

Derivative financial instruments

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, Swiss francs, South African rands, Kazakhstan tenges, Romanian new leus, Australian dollars and Euros, and foreign currency debt in U.S. dollars, Russian roubles, Mexican pesos, Ukrainian hryvnias and Brazilian reals.

The Company uses derivative financial instruments such as foreign exchange forward contracts, option contracts and swap contracts to mitigate its risk of changes in foreign currency exchange rates. The Company also uses non-derivative financial instruments as part of its foreign currency exposure risk mitigation strategy. Derivatives are classified as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Hedges of highly probable forecasted transactions

The Company classifies its derivative financial instruments that hedge foreign currency risk associated with highly probable forecasted transactions as cash flow hedges and measures them at fair value. The effective portion of such cash flow hedges is recorded in the OCI and accumulated in the hedging reserve as a component of equity. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the hedging reserve and included in the initial cost or other carrying amount of the hedged asset or liability. In all other cases, the amount so accumulated is re-classified to the consolidated income statement and presented as part of the hedged item in the same period in which the forecasted transaction impacts the consolidated income statement. The ineffective portion of such cash flow hedges is recorded in the consolidated income statement as finance costs immediately.

The Company also designates certain non-derivative financial liabilities, such as foreign currency borrowings from banks, as hedging instruments for hedge of foreign currency risk associated with highly probable forecasted transactions. Accordingly, the Company applies cash flow hedge accounting to such relationships. Re-measurement gains or loss on such non-derivative financial liabilities are recorded in the same manner as stated above for derivative instruments designated as hedging instruments.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI remains there until the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in OCI is recognized immediately in the consolidated income statement.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term highly liquid investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. For this purpose, “short-term” means investments having original maturities of three months or less from the date of investment. Bank overdrafts, which are repayable on demand and form an integral part of the Company’s cash management, are included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Business combinations and goodwill
d. Business combinations and goodwill

Business combinations are accounted for using the acquisition method, regardless of whether equity instruments or other assets are acquired, unless the transaction is treated as an asset acquisition by applying the optional concentration test or otherwise. The optional concentration test permits the acquirer to make an election on a transaction-by-transaction basis, and apply a simplified assessment for determining whether an acquired set of activities and assets is a business. The optional concentration test is met, and the acquired set of activities and assets is not a business, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The acquisition date is the date on which control is transferred to the acquirer. Judgment is applied in determining the acquisition date and determining whether control is transferred from one party to another.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

The consideration transferred for the acquisition is comprise
d
 of:

•	fair values of the assets transferred;
•	fair values of liabilities incurred to the former owners of the acquired business;
•	equity interests issued by the Company;
•	fair value of any asset or liability resulting from a contingent consideration arrangement; and
•	fair value of any pre-existing equity interest.

At the acquisition date, identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values.  For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Acquisition-related costs are expensed as incurred.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration is classified either as equity or a financial liability. Contingent consideration classified as equity is not re-measured and its subsequent settlement is accounted for within equity. Contingent consideration classified as a financial liability is subsequently re-measured to fair value, with changes in fair value recognized in the consolidated income statement.

Goodwill is initially measured at cost, being the excess of (i) the aggregate of the consideration transferred, the amount of non-controlling interest in the acquired entity, and the acquisition date fair value of any previous equity interest in the acquired entity, over (ii) the fair value of the Company’s share of net identifiable assets acquired.

If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference, after reassessment, is recognized in the consolidated income statement as a bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units or the group of cash generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Property, plant and equipment
e. Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and other costs directly attributable to bringing the asset to a working condition for its intended use.

Software for internal use which is acquired from third-party vendors and forms an integral part of a tangible asset, including consultancy charges for implementing the software, is capitalized as part of the related tangible asset. Subsequent costs associated with maintaining such software are recognized as expense as incurred.

Advances paid towards the acquisition of property, plant and equipment outstanding at each reporting date and the cost of property, plant and equipment not ready to use before such date are disclosed under capital work-in-progress. Assets not ready for use are not depreciated but are tested for impairment.

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds. Borrowing cost also includes exchange differences to the extent regarded as an adjustment to the borrowing costs. Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The costs of repairs and maintenance are recognized in the consolidated income statement as incurred.

Capital work in progress is stated at cost, net of accumulated impairment loss, if any.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.  Gains and losses upon disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net within “Other income, net” in the consolidated income statement.

Depreciation

Depreciation is recognized in the consolidated income statement on a straight-line basis over the estimated useful lives of property, plant and equipment. The depreciation expense is included in the costs of the functions using the asset. Land is not depreciated but subject to impairment.

When parts of an item of property, plant and equipment have different useful lives, they are depreciated separately based on their respective economic useful lives.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and any changes are considered prospectively. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years

The capitalized costs of software are amortized over the estimated useful life or the remaining useful life of the related tangible fixed asset, whichever is lower.

Intangible assets other than goodwill
f. Intangible assets other than goodwill

Expenditures on research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in the consolidated income statement when incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes.

Development expenditures are capitalized only if:

•	development costs can be measured reliably;
•	the product or process is technically and commercially feasible;
•	future economic benefits are probable; and
•	the Company intends to, and has sufficient resources, to complete development and to use or sell the asset.

The expenditures to be capitalized include the cost of materials and other costs directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the consolidated income statement as incurred.

As of March 31, 2025, none of the development expenditure amounts have met the aforesaid recognition criteria for capitalization.

Acquired research and development intangible assets that are under development are recognized as In-Process Research and Development (“IPR&D”) assets.
Subsequent expenditures on an IPR&D project acquired separately or in a business combination are:

•	recognized as an expense when incurred, if it is a research expenditure;
•	recognized as an expense when incurred, if it is a development expenditure that does not satisfy the criteria for recognition as an intangible asset in paragraph 57 of IAS 38; or
•	added to the carrying amount of the acquired IPR&D project, if it is a development expenditure that satisfies the recognition criteria in paragraph 57 of IAS 38.

IPR&D assets are not amortized, but evaluated for potential impairment on an annual basis or when there are indications that the carrying value may not be recoverable. Any impairment charge on such IPR&D assets is recorded in the consolidated income statement under “Impairment of non-current assets”.

Payments for intangible assets that are acquired by the Company from third parties as in-licensed or purchased intellectual property rights, compounds and products are capitalized. If additional payments are made to the originator company to continue performing research and development (“R&D”) activities an evaluation is made as to the nature of the payments. Such additional payments will be expensed if they represent the compensation for subcontracted R&D services not resulting in an additional transfer of intellectual property rights to the Company. Such additional payments will be capitalized if they represent the compensation for the transfer to the Company of additional intellectual property developed at the risk of the originator company.

Intangible assets that have been acquired through a business combination are initially recorded at fair value at the date of acquisition.

Amortization

Intangible assets available for use with a definitive useful life are amortized on a straight-line basis and evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable. Amortization is recognized in the consolidated income statement on a straight-line basis over the estimated useful lives of intangible assets. The amortization expense is recognized in the income statement in the expense category that is consistent with the function of the intangible asset.

The estimated useful lives are as follows:

Product related intangibles	3 – 25 years
Other intangibles	3 - 15 years

The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at each reporting date. Changes in the expected useful lives or expected pattern of consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate and are treated as change in accounting estimate.

Goodwill, intangible assets relating to products in development, other intangible assets not available for use and intangible assets having indefinite useful life are subject to impairment testing at each reporting date. All other intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. All impairment losses are recognized immediately in the consolidated income statement under “Impairment of non-current assets”.

De-recognition of intangible assets

Intangible assets are de-recognized either on their disposal or where no future economic benefits are expected from their use. Losses arising on such de-recognition are recorded in the consolidated income statement, and are measured as the difference between the net disposal proceeds, if any, and the carrying amount of respective intangible assets as at the date of de-recognition.

Leases
g. Leases

The Company recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. For these short-term and low-value leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease. In the case of arrangements involving lease and non-lease components, the Company allocates the consideration in the lease contract to the lease and non-lease components on the basis of the relative standalone price of each component.

Right-of-use assets are measured at cost less accumulated depreciation and accumulated impairment loss, if any. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term, and are assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.

Lease liabilities include the net present value of the fixed and variable lease payments that depend on an index or a rate to be made over the lease term. The lease payments are discounted using the interest rate implicit in the lease or the Company’s incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

Lease payments are allocated between principal and interest cost. The interest cost is charged to consolidated income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise information technology equipment and small items of office furniture.

Inventories
h. Inventories

Inventories are valued at the lower of cost or net realizable value.

Inventories consist of raw materials, stores and spares, work in progress and finished goods. The cost of all categories of inventories is determined based on the weighted average method. Cost includes purchase cost less refundable taxes, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of finished goods and work in progress, cost includes an appropriate share of overheads based on normal operating capacity. Stores and spares consists of packing materials, engineering spares (such as machinery spare parts) and consumables (such as lubricants, cotton waste and oils), which are used in operating machines or consumed as indirect materials in the manufacturing process.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The factors that the Company considers in determining the provision for slow moving, obsolete and other non-saleable inventory include estimated shelf life, planned product discontinuances, price changes, aging of inventory and introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. The Company considers all these factors and adjusts the inventory provision to reflect its actual experience on a periodic basis.

Impairment
i. Impairment

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount is estimated for the asset or the cash generating unit to which the asset belongs. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, an impairment test is performed each year at March 31 or when circumstances indicate that carrying value may be impaired.

The recoverable amount of an asset or cash-generating unit (as defined below) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the cash-generating unit. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

An impairment loss is recognized in the consolidated income statement if the estimated recoverable amount of an asset or its cash-generating unit is lower than its carrying amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill that forms part of the carrying amount of an investment in a joint venture is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment in a joint venture is tested for impairment as a single asset when there are indicators that the investment in a joint venture may be impaired.

An impairment loss in respect of equity accounted investee is measured by comparing the recoverable amount of investment with its carrying amount. An impairment loss is recognized in the consolidated income statement, and reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

Employee benefits
j. Employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

The Company’s contributions to defined contribution plans are charged to the consolidated income statement as and when the services are received from the employees.

The liability in respect of defined benefit plans and other post-employment benefits is measured as the defined benefit obligation calculated annually by independent actuaries using the projected unit credit method. The current service cost of the defined benefit plan is recognized in the consolidated income statement. Past service costs are recognized immediately in the consolidated income statement.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions for defined benefit obligation and plan assets are recognized in OCI in the period in which they arise

Other long-term employee benefits

The Company’s net obligation in respect of other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and previous periods. That benefit is discounted to determine its present value by independent actuaries using the projected unit credit method. The current service cost, past service cost as well as re‑measurements are recognized in the consolidated income statement in the period in which they arise.

Compensated absences

The Company’s current policies permit certain categories of its employees to accumulate and carry forward a portion of their unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof in accordance with the terms of such policies. The Company measures the expected cost of accumulating compensated absences as the additional amount that the Company incurs as a result of the unused entitlement that has accumulated at the reporting date. Such measurement is based on actuarial valuation as at the reporting date carried out by a qualified actuary. The resultant expenses are recognized in the consolidated income statement.

Share based payments
k. Share based payments

Equity settled share-based payment transactions

The grant date fair value of options granted to employees is recognized as an expense in the consolidated income statement, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the options. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service at the vesting date. The expense is recorded for each separately vesting portion of the award if each portion of the award was, in substance, a separate award. The increase in equity recognized in connection with share-based payment transaction is presented as a separate component in equity under “share-based payment reserve”. The amount recognized as an expense is adjusted to reflect the actual number of stock options that vest.

The fair value of employee stock options is measured using the Black-Scholes-Merton valuation model. Measurement inputs include the share price on the grant date, the exercise price of the instrument, the expected volatility (based on weighted average historical volatility), the expected life of the instrument (based on historical experience), the expected dividends, and the risk free interest rate (based on government bonds).

Cash settled share-based payment transactions

The fair value of the amount payable to employees in respect of share-based payment transactions which are settled in cash is recognized as an expense, with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is re-measured at each reporting date and at the settlement date based on the fair value of the share-based payment transaction. Any changes in the liability are recognized in the consolidated income statement.

Provisions
l. Provisions

A provision is recognized in the consolidated income statement if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Onerous contracts

A provision for onerous contracts is recognized in the consolidated income statement when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Contingent liabilities and contingent assets

A disclosure for a contingent liability is made when there is a possible obligation or a present obligation that may, but probably will not, require an outflow of resources. Where there is a possible obligation or a present obligation in respect of which the likelihood of outflow of resources is remote, no provision or disclosure is made.

Contingent assets are not recognized in the consolidated financial statements. A contingent asset is disclosed where an inflow of economic benefits is probable. Contingent assets are assessed continually and, if it is virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the period in which the change occurs.

Revenue
m. Revenue

The Company’s revenue is derived from sales of goods, service income and income from licensing arrangements. Most of such revenue is generated from the sale of goods. The Company has generally concluded that it is the principal in its revenue arrangements.

Sale of goods

Revenue is recognized when the control of the goods has been transferred to a third party. This is usually when the title passes to the customer, either upon shipment or upon receipt of goods by the customer as per the terms agreed upon with the customer. Generally, at that point, the customer has full discretion over the channel and price to sell the products, and there are no unfulfilled obligations that could affect the customer’s acceptance of the product.

Revenue from the sale of goods is measured at the transaction price which is the consideration received or receivable, net of expected returns, taxes and applicable trade discounts and allowances. Revenue includes shipping and handling costs billed to the customer since the Company acts as a principal in rendering those services.

In arriving at the transaction price, the Company considers the terms of the contract with the customers and its customary business practices. The transaction price is the amount of consideration the Company is entitled to receive in exchange for transferring promised goods or services, excluding amounts collected on behalf of third parties. The amount of consideration varies because of estimated rebates, returns and chargebacks, which are considered to be key estimates. Any amount of variable consideration is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur. The Company estimates the amount of variable consideration using the expected value method.

Presented below are the points of recognition of revenue with respect to the Company’s sale of goods:

Particulars	Point of recognition of revenue
Sales of generic products in India	Control is transferred upon delivery of products to distributors by clearing and forwarding agents of the Company.
Sales of active pharmaceutical ingredients and intermediates in India
Upon delivery of  products to customers, unless the terms of the applicable contract provide for specific revenue generating activities to be completed, in which case revenue is recognized once all such activities are completed.

Export sales and other sales outside of India	Upon delivery or dispatch of products to customers, subject to the terms of the applicable contract.

Profit share revenues

The Company from time to time enters into marketing arrangements with certain business partners for the sale of its products in certain markets. Under such arrangements, the Company sells its products to the business partners at a non-refundable base purchase price agreed upon in the arrangement and is also entitled to a profit share which is over and above the base purchase price. The profit share is typically dependent on the business partner’s ultimate net sale proceeds or net profits, subject to any reductions or adjustments that are required by the terms of the arrangement. Such arrangements typically require the business partner to provide confirmation of units sold and net sales or net profit computations for the products covered under the arrangement.

Revenue in an amount equal to the base sale price is recognized in these transactions upon delivery of products to the business partners. An additional amount representing the profit share component is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur.

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

Out licensing arrangements, milestone payments and royalties

Revenues include amounts derived from product out-licensing agreements. These arrangements typically consist of an initial up-front payment received on inception of the license and subsequent payments dependent on achieving certain milestones in accordance with the terms prescribed in the agreement. In cases where the transaction has two or more performance obligations, the Company accounts for the completed obligation (for example the transfer of title) as a separate unit of accounting and record revenue upon delivery of that component, provided that the Company can make a reasonable estimate of the fair value of the undelivered component. Otherwise, non-refundable up-front license fees received in connection with product out-licensing agreements are deferred and recognized over the balance period in which the Company has pending performance obligations. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues on achievement of such milestones, or over the performance period depending on the terms of the contract. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Royalty income earned through a license is recognized when the underlying sales have occurred.

Provision for chargeback, rebates and discounts

Provisions for chargeback, rebates, discounts and Medicaid payments are estimated and provided for in the year of sales and recorded as reduction of revenue. A chargeback claim is a claim made by the wholesaler for the difference between the price at which the product is initially invoiced to the wholesaler and the net price at which it is agreed to be procured from the Company. Rebates are deductions based on contractual obligations and may include direct rebates, indirect rebates and other pricing adjustments. Provisions for such chargebacks, rebates and discounts are accrued and estimated based on the terms of the agreement with the wholesaler, historical average chargeback rate actually claimed over a period of time, current contract prices with wholesalers/other customers and estimated inventory holding by the wholesaler. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions.

Shelf stock adjustments

Shelf stock adjustments are credits issued to customers to reflect decreases in the selling price of products sold by the Company, and accruals for shelf stock adjustments are recognized when the customer has a material right to them under the terms of the applicable contract. Such right is often contingent upon future events such as a decline in the prices of certain products as a result of price competition or new competitive launches. These credits are customary in the pharmaceutical industry, and are intended to reduce the customer inventory cost to better reflect the current market prices. The determination to grant a shelf stock adjustment to a customer is based on the terms of the applicable contract, which may or may not specifically limit the age of the stock on which a credit would be offered.

Refund Liability

The Company accounts for sales returns accrual by recording refund liability concurrent with the recognition of revenue at the time of a product sale. This liability is based on the Company’s estimate of expected sales returns. The Company deals in various products and operates in various markets. Accordingly, the estimate of sales returns is determined primarily by the Company’s historical experience in the markets in which the Company operates. With respect to established products, the Company considers its historical experience of actual sales returns, levels of inventory in the distribution channel, estimated shelf life, any revision in the shelf life of the product, product discontinuances, price changes of competitive products, and the introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. With respect to new products introduced by the Company, such products have historically been either extensions of an existing line of product where the Company has historical experience or in therapeutic categories where established products exist and are sold either by the Company or the Company’s competitors. At the time of recognizing the refund liability, the Company also recognizes an asset, (i.e., the right to the returned goods) which is included in inventories for the products expected to be returned.  The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, and any potential decreases in the value of the returned goods.

Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

Services

Revenue from services rendered, which primarily relate to contract research, is recognized in the consolidated income statement as the underlying services are performed. Upfront non-refundable payments received under these arrangements are deferred and recognized as revenue over the expected period over which the related services are expected to be performed.

License fees

License fees primarily consist of income from the out-licensing of the intellectual property, and other licensing and supply arrangements with various parties. Revenue from license fees is recognized when control transfers to the third party and the Company’s performance obligations are satisfied. Some of these arrangements include certain performance obligations by the Company. Revenue from such arrangements is recognized in the period in which the Company completes all its performance obligations.

Shipping and handling costs
n. Shipping and handling costs

Shipping and handling costs incurred to transport products to customers, and internal transfer costs incurred to transport the products from the Company’s factories to its various points of sale, are included in selling, general and administrative expenses.

Finance income and expense
o. Finance income and expense

Finance income include interest income on funds invested, dividend income and gains on the disposal of financial assets. Interest income is recognized in the consolidated income statement as it accrues, using the effective interest method. Dividend income is recognized in the consolidated income statement on the date that the Company’s right to receive payment is established. The associated cash flows are classified as investing activities in the statement of cash flows.

Finance expenses consist of interest expense on loans and borrowings.

Borrowing costs are recognized in the consolidated income statement using the effective interest method unless capitalization criteria are met as per the accounting policy on Property, plant and equipment. The associated cash flows are classified as financing activities in the statement of cash flows.

Foreign currency gains and losses are reported on a net basis within finance income and expense. These primarily include: exchange differences arising on the settlement or translation of monetary items; changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies and for which no hedge accounting is applied; and the ineffective portion of cash flow hedges.

Income tax
p. Income tax

Income tax expense consists of current and deferred tax. Income tax expense is recognized in the consolidated income statement except to the extent that it relates to items recognized in OCI or directly in equity, in which case it is recognized in OCI or directly in equity, respectively. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination if at the time of the transaction, it

i.	affects neither accounting nor taxable profit or loss, and
ii.	does not give rise to equal taxable and deductible temporary differences;

•
temporary differences relating to investments in subsidiaries, joint ventures and associates if the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and

•	taxable temporary differences arising upon the initial recognition of goodwill.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

Any deferred tax asset or liability arising from deductible or taxable temporary differences in respect of unrealized inter-company profit or loss on inventories held by the Company in different tax jurisdictions is recognized using the tax rate of the jurisdiction in which such inventories are held. Withholding tax arising out of payment of dividends to shareholders under the Indian Income tax regulations is not considered a tax expense for the Company and all such taxes are recognized in the statement of changes in equity as part of the associated dividend payment.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Accruals for uncertain tax positions are measured using either the most likely amount or the expected value amount, depending on which method the entity expects to better predict the resolution of the uncertainty. Tax benefits are not recognized unless the tax positions will probably be accepted by the tax authorities. This is based upon management’s interpretation of applicable laws and regulations and the expectation of how the tax authority will resolve the matter. Once considered probable of not being accepted, management reviews each material tax benefit and reflects the effect of the uncertainty in determining the related taxable amounts.

The Company applies the exception to not recognize or disclose information about deferred tax assets and deferred tax liabilities related to countries that have enacted tax legislation that comply with the Organization for Economic Cooperation and Development (“OECD”) Pillar Two model rules.

Segment Reporting
q. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Chief Executive Officer of the Company is responsible for allocating resources and assessing performance of the operating segments and accordingly is identified as the chief operating decision maker.

Government grants and incentives
r.
Government grants and incentives

The Company recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Grants related to income and other incentives are deducted in reporting the related expense in the consolidated income statement.

Dividend
s. Dividend

The Company recognizes a liability to pay a dividend when the distribution is authorized, and the distribution is no longer at the discretion of the Company.

In the case of interim dividends to equity shareholders, this is when declared by the Board of Directors. In the case of final dividends, this is when approved by the shareholders at the Annual General Meeting of the Company.

Rounding of amounts	t. Rounding of amounts All amounts disclosed in the consolidated financial statements and notes have been rounded off to the nearest million currency units unless otherwise stated.